Fair Value Measurements - Summary of assets that are measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member]	Apr. 07, 2021 USD ($)
Level 1 [Member] | US Treasury Securities [Member]
Assets:
Investments held in trust account	$ 977,508,836
Public Warrants [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	19,769,110
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	$ 15,391,590